Organization and Summary of Significant Accounting Policies (Details 19) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 29, 2014	Jun. 30, 2013	Jul. 01, 2012
Intrinsic value of stock options exercised and the fair value of stock options vested
Intrinsic value of options exercised	$ 2,134	$ 1,110	$ 26
Fair value of options vested	$ 444	$ 266	$ 268